CASH AND BANK BALANCES INCLUDING RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of cash and cash equivalents [Abstract]
Disclosure of detailed information about cash and bank balances [Text Block]
	2022	2021
	US$’000	US$’000

Restricted cash, current portion	5,667	2,875
Cash on hand	494	518
Cash at bank	46,067	103,725
Cash and bank balances	52,228	107,118

Less:
Restricted cash, current portion	(5,667)	(2,875)
Cash and cash equivalents in the statements of cash flows	46,561	104,243

Restricted cash
Classified as:
Current	5,667	2,875
Non-current	4,342	6,649
	10,009	9,524